As filed with the Securities and Exchange Commission on July 1, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Julietta Martikyan

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2024

PRIMECAP ODYSSEY STOCK  (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. Under the new regulations, shareholder letters will also be excluded from the shareholder reports that are required to be mailed or electronically delivered to shareholders. Please be assured that PRIMECAP intends to continue communication with its shareholders through shareholder letters either by physical delivery, electronic delivery, or posting the shareholder letters to its website at www.primecap.com.

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2024, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +21.35%, +18.83%, and +18.47%, respectively. The unmanaged S&P 500® Index produced a total return of +20.98% during the period.

The torrid U.S. equity market started 2024 as it finished 2023, notching five consecutive months of positive performance on a steady rise to record-high levels at March-end. Growing optimism in a “soft landing” outcome for the U.S. economy pushed stocks higher. Indeed, bolstered by a firm labor market and steady consumer spending, the domestic economy delivered solid (albeit slowing) real growth. And the Federal Reserve seemed intent to lower its policy rate in the coming months. The market increasingly assessed this well-telegraphed maneuver – the resilient economy’s controlled glide back into the orbit of a more supportive Fed – as likely to succeed.

But the period ended on a less rosy note, with April registering a 4 percent decline in the S&P 500®. This landing maneuver was always data-dependent, and the data has not cooperated of late. The economy may be slowing more quickly than anticipated; real GDP in the first quarter missed expectations, and recent economic data has skewed somewhat softer. Meanwhile, inflation has proven intransigent at levels notably above the Fed’s 2 percent target. Core CPI’s +3.8% March reading barely budged from October’s +4.0% print, and shorter-term pricing measures have worsened in recent months. The Fed has postponed its rate cuts, and investors have been forced to acknowledge a fraught path ahead.

The benchmark’s large growth stocks again outperformed – a familiar refrain over the last decade – but the performance gap moderated. Equity strength was broad-based, and smaller-capitalization stocks nearly kept pace with their bigger brethren. Communication Services (+28%) and information technology (+25%), home to AI-fueled performances from mega-capitalization Meta (+43%) and NVIDIA (+112%), respectively, were among the sector leaders. Financials (+26%) and industrials (+25%) also spiked higher. Defensive sectors generated less lift, while flattish oil prices also limited upside in the energy sector (+12%).

The Funds’ divergent relative performances mostly reflected stock-specific idiosyncrasies. All three Funds experienced comparable sector allocation headwinds, driven by significant health care exposure (+14% sector benchmark return) and modest cash positions amid the market upswing. The Stock Fund overcame this allocation hurdle via an eclectic collection of prominent holdings, including banks (Wells Fargo), European industrials (Siemens), and pharmaceuticals (Eli Lilly). But whereas growth stocks, both large and small, outperformed during the period, the two growth-oriented Odyssey Funds trailed the S&P 500®. Neither the Growth Fund nor the Aggressive Growth Fund resemble conventional growth funds. Both have largely eschewed Big Tech, much to their historic detriment, preferring less orthodox alternatives. During the period, those alternative exposures’ mixed results were unable to offset the Funds’ allocation shortfalls.

All three Funds held an overweight position in the health care and industrials sectors, and an underweight position in the information technology, energy, financials, real estate, consumer sta-

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

ples, communication services, materials, and utilities sectors. The Stock Fund and Growth Fund were also underweight the consumer discretionary sector, whereas the Aggressive Growth Fund featured a modest overweight position.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2024, the Stock Fund’s total return of +21.35% led the S&P 500®’s total return of +20.98%. Relative to the S&P 500®, favorable stock selection more than offset unfavorable sector allocation.

The Fund’s sector positioning detracted from relative results. The Stock Fund’s large overweight position in health care (27% of average assets versus a 13% benchmark weighting) and modest cash position were the primary culprits. The Fund was also underweight information technology (22% versus 29%), financials (10% versus 13%), and communication services (3% versus 9%), the three best-performing sectors. A large overweight position in industrials (19% versus 9%) and an underweight position in consumer staples (2% versus 6%) were partial offsets.

Favorable stock selection drove the Fund’s outperformance during the period. Health care and financials were the bright spots. Within health care, Eli Lilly (+41%), the Fund’s largest position, extended its remarkable multi-year run, while animal health company Elanco (+49%), now five years removed from Lilly’s ownership, recovered somewhat after enduring numerous setbacks as a separate company. These performances more than offset biotechnology laggards Biogen (-10%) and Amgen (+9%). Within financials, several large bank holdings, most notably Citigroup (+59%) and Wells Fargo (+52%), benefited from a resilient economy and the prospect of lower short-term interest rates, overcoming a modest headwind from derivatives exchange CME (+2%).

Selection elsewhere was mixed. Within industrials, automation giant Siemens (+46%) was a key contributor. But Big Tech generally outperformed, a recurring theme, creating a performance headwind for the Fund yet again. Even a sizable tailwind from avoiding Apple (flat) and Tesla (-9% ) failed to overcome the Fund’s limited exposure to NVIDIA (+112%), Meta (+43%), and Amazon (+31%). Within information technology, key holdings Flex (+50%) and KLA (+47%) offset underperformance from Intel (-16%), while Sony (-1%) and Mattel (-4%) weighed on results in consumer discretionary.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 38.7% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/24	Ending % of Total Portfolio*
Eli Lilly & Co.	11.2
AstraZeneca PLC – ADR	4.4
KLA Corp.	3.5
AECOM	3.3
Microsoft Corp.	3.0
Siemens AG	2.8
FedEx Corp.	2.8
Amgen, Inc.	2.6
Wells Fargo & Co.	2.6
Flex Ltd.	2.5
Total % of Portfolio	38.7

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2024, the Growth Fund returned +18.83%, trailing both the S&P 500®’s +20.98% total return and the Russell 1000 Growth Index’s total return of +23.56%. Relative to the S&P 500®, sector allocation was unfavorable while stock selection had a neutral impact overall.

The Growth Fund’s sector allocation headwind approximated that of the Stock Fund. An even larger overweight in health care (32%) detracted from Fund performance, but this was roughly offset by reduced cash and a less pronounced underweight position in communication services (6%).

Stock selection was broadly less favorable than the Stock Fund across most sectors. Within health care, Rhythm Pharmaceuticals (+72%) soared as its solutions for genetic obesity gained traction, but a smaller Eli Lilly position and greater biotechnology exposure, particularly BeiGene (-17%) and BioMarin (-1%), provided a partial offset. Within information technology, Micron (+69%) was a major incremental contributor; the Growth Fund also had less exposure to Intel and more exposure to NVIDIA than the Stock Fund. And within consumer discretionary and communication services, Chinese internet companies Alibaba (-8%) and Baidu (-2%), respectively, detracted from results. Also, robot vacuum maker iRobot (-74%) plummeted after Amazon responded to

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

regulatory pushback by walking away from its acquisition plans, exacerbating the Fund’s consumer discretionary weakness.

The top 10 holdings, which collectively represented 34.1% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/24	Ending % of Total Portfolio*
Eli Lilly & Co.	9.6
Alphabet, Inc. – Class A & Class C	3.9
Micron Technology, Inc.	3.4
AECOM	2.6
Biogen, Inc.	2.6
Raymond James Financial, Inc.	2.6
Microsoft Corp.	2.5
KLA Corp.	2.4
AstraZeneca PLC – ADR	2.3
Amgen, Inc.	2.2
Total % of Portfolio	34.1

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2024, the Aggressive Growth Fund’s total return of +18.47% trailed both the S&P 500®’s total return of +20.98% and the Russell Midcap Growth Index’s total return of +24.49%. Relative to the S&P 500®, both sector allocation and stock selection were unfavorable.

As with its Odyssey Fund peers, sector allocation registered a headwind. Greater exposure to information technology (28%) helped, but the Fund’s smaller overweight position in industrials (12%) and larger underweight in financials (5%) offset the benefit.

Stock selection was modestly unfavorable overall but featured varied performances by sector. Information technology, health care, and industrials contributed positively. The Fund’s larger stakes in Micron (+69%) and Nutanix (+68%) bolstered information technology, even as Axcelis (-19%) detracted from results. Health care results were comparable to the Growth Fund, with a larger Rhythm position offsetting the Fund’s BioNTech (-5%) exposure. And greater ownership of several airlines, most notably Delta (+61%) and United (+47%), propelled results within industrials.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

But brisker headwinds elsewhere ultimately tipped the Fund’s selection impact negative. Within consumer discretionary, despite Royal Caribbean’s (+65%) resurgence, bigger positions in Tesla and Sony, plus exposure to Chinese EV producer XPeng (-44%), weighed on results. MarketAxess (-6%) within financials and more exposure to Baidu in communication services were also incremental headwinds.

The top 10 holdings, which collectively represented 31.7% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/24	Ending % of Total Portfolio*
Eli Lilly & Co.	6.7
Micron Technology, Inc.	4.8
Alphabet, Inc. – Class A & Class C	3.1
Rhythm Pharmaceuticals, Inc.	3.0
Biogen Inc.	2.8
Sony Group Corp. – ADR	2.5
Flex Ltd.	2.4
BioMarin Pharmaceutical, Inc.	2.3
AECOM	2.2
Tesla, Inc.	1.9
Total % of Portfolio	31.7

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

Notwithstanding April’s swoon, the equity market’s posture still reflects a certain exuberance. Investors, underwriting not just a soft landing but a subsequent boom, as well, chased stocks higher ahead of the Fed’s long-awaited pivot back to a dovish regime. The market may now be wrestling with the wisdom in that conviction, but the aggressive buying propelled the S&P 500® Index’s valuation into rarefied air (20.9x forward P/E at March-end before dropping modestly to 19.8x at period-end). Other than mid-pandemic, when earnings were artificially constrained, this multiple represented the Index’s loftiest valuation in more than 20 years.

We have been skeptical of the consensus view that the economy’s safe return to the warm embrace of a pliant Fed was a near certainty. More generally, we have been surprised at how hastily the market has reverted to its historic Fed-centric orientation. Indeed, we originally assessed 2022’s equity weakness (the S&P 500® dropped 18 percent) amid rising inflation and interest rates as

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

indicative of a paradigm-shifting reset – the demise of the low growth, low inflation, low interest rate regime (and its implied “Fed put”) that had defined the prior decade, and which provided fertile conditions for Big Tech’s ascendance. But our assessment proved incorrect, or at least premature. Last year the equity market soared – punctuated by the Magnificent Seven’s concentrated dominance – as investors imagined the Fed solving post-pandemic imbalances and aggressively cutting rates. Fed theater was back in force, with meeting minutes and official speeches again serving as cue cards for Fed-obsessed market actors.

But no matter how important or effective the Fed has been since the Great Recession and through the pandemic – contestable, unresolved claims – it is worth remembering the Fed is not almighty. After all, just two years ago, the Fed got inflation completely wrong. The Fed reacts to data, and the data (broadly defined) is messy. Stubborn inflation, unsustainable deficit spending, worsening geopolitical strife – not to mention two key leading indicators (an inverted yield curve and M2 money supply contraction) sounding an alarm for more than a year.

To be clear, we are not predicting doom per se. We are ardent admirers of America’s unique brand of creative destruction and free enterprise. We simply observe an underlying sanguinity in the equity market that we do not share. And this is true even as the market rally broadened beyond Big Tech to include smaller-capitalization stocks and, to a lesser degree, value stocks.

Our optimism is instead more tempered, and more targeted. From airlines to biotechnology to the Chinese internet, the Funds own many stocks where exuberance is non-existent, where expectations have withered, and where, admittedly, performance has generally been woeful. But these are also pockets of the market where, in our estimation, intrinsic values compare quite favorably to current prices.

The airlines logged a robust six months overall – of the largest Fund holdings, Delta (+61%) and United (+47%) were particularly strong, while American (+21%) and Southwest (+18%) tracked the benchmark – but have endured a very difficult five-year run. The Funds’ ownership (3-5 percent by Fund at period-end) dwarfs the Index’s weighting (0.2 percent). The Funds’ industry exposure has been punitive, especially during the Covid era. Most airline stocks remain well below their pre-pandemic peaks even as the S&P 500® sits 50 percent higher. Some of this degradation in equity value reflects higher debt burdens. But the equities are also heavy-laden with investor frustration and fatigue. Despite the negativity, demand for flying grows at a healthy clip; the industry is mission-critical for the modern economy; and a consolidated industry structure should ultimately allow well-managed airlines to generate sufficient returns on invested capital. Relative to still anemic valuations (the industry trades at 7.0x forward P/E), and despite Wall Street apathy, we believe our airline holdings can be high fliers yet.

Biotechnology is another portfolio staple that has struggled. Fund exposure to the industry ranges from roughly 5 percent (Stock Fund) to 15 percent (Aggressive Growth Fund), an order of magnitude greater than the Index (1.9 percent). Individual stock performance has been predictably varied and volatile, with some notable wins along the way, but the Funds’ largest positions

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

have generally fared poorly of late. Biogen, for instance, has declined one-half from its pre-pandemic high; as a frequent Top 10 holding across all three Funds over time, this relative weakness has been costly. But as with the Funds’ other outsized biotechnology positions, our Biogen thesis is largely intact. Biogen sports an underrated collection of both commercial assets and pipeline opportunities. The company botched the 2021 launch of its landmark Alzheimer’s drug, Aduhelm, souring the company’s fundamental outlook (and its reputation). But the opportunity for its second such drug, Leqembi, despite a slow initial ramp, compares favorably to Biogen’s relatively paltry market capitalization ($31 billion). When sentiment is decidedly negative, as it is with Biogen, small signs of progress can deliver outsized returns. The Funds’ biotechnology portfolios are replete with such out-of-favor opportunities.

Lastly, the Chinese internet stocks have been doubly painful. Alibaba and Baidu, the so-called Amazon and Alphabet of China, respectively, have, as securities, behaved nothing like Amazon and Alphabet. The stocks have declined two-thirds or more from peak levels just over three years ago, a period when their US-based Big Tech peers have generally surged in value. Even zooming out and including earlier outperformance, both companies’ five-year returns are bleak. The resultant performance drag for the Growth and Aggressive Growth Funds, where these stocks currently represent nearly 3 percent of the portfolio, has been stark. (Both Funds also have exposure to China biotech BeiGene, and the Aggressive Growth Fund has exposure to China automaker XPeng; all four companies have suffered from their association with China.) Our thesis, battered but not broken, is that these giants, as market leaders in key technology verticals, are critical enablers of China’s digital transformation. Alibaba, like Amazon, leads in e-commerce and cloud computing; Baidu, like Alphabet, leads in search and has even better competitive prospects in generative AI and autonomous driving. But their credentials have succumbed to their circumstances; bad news has been constant, from regulatory pressure to macro weakness to geopolitical tension. The stocks, now nearly untouchable, trade at high-single digit P/E valuations (mid-single digit net of cash stockpiles) – multiples befitting dying businesses, not China’s most important technology companies.

For several years now, the above “ABC” (airlines, biotechnology, and China) headwinds have been brisk and relentless. Combined with the gale force headwind stemming from the Funds’ Big Tech underweight position, it is unsurprising that recent results have been challenging for the Funds. But over forty years as equity investors we have weathered several multi-year storms. We are optimistic this particular dynamic is at an inflection. And, particularly relative to an expensive benchmark, our aggregate underperformance only narrows and deepens our conviction in the Funds’ unconventional holdings.

Sincerely,

PRIMECAP Management Company

May 6, 2024

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Past performance is not a guarantee of future results.

The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All Funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500® Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a Fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2013 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2024
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	22.19%	11.35%	11.55%	10.57%
S&P 500®*	22.66%	13.19%	12.41%	10.12%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500® is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2013 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2024
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	19.66%	10.01%	11.84%	11.03%
S&P 500®*	22.66%	13.19%	12.41%	10.12%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500® is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2013 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2024
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	16.62%	7.24%	10.95%	12.01%
S&P 500®*	22.66%	13.19%	12.41%	10.12%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500® is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Communication Services	3.5%
Consumer Discretionary	7.9%
Consumer Staples	1.7%
Energy	2.7%
Financials	10.2%
Health Care	28.3%
Industrials	19.7%
Information Technology	22.1%
Materials	2.0%
Short-Term Investments, net of Liabilities in Excess of Other Assets	1.9%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Communication Services	6.8%
Consumer Discretionary	7.9%
Consumer Staples	0.8%
Energy	2.8%
Financials	7.7%
Health Care	31.0%
Industrials	15.9%
Information Technology	24.2%
Materials	0.7%
Rights (Health Care)	0.0%
Short-Term Investments and Other Assets	2.2%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2024. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Communication Services	6.8%
Consumer Discretionary	11.2%
Consumer Staples	0.1%
Energy	1.7%
Financials	4.8%
Health Care	29.1%
Industrials	12.8%
Information Technology	29.4%
Materials	1.0%
Real Estate	0.1%
Rights (Health Care)	0.0%
Warrants (Materials)	0.0%
Short-Term Investments, net of Liabilities in Excess of Other Assets	3.0%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2024. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 98.1%

Communication Services – 3.5%
346,650	Alphabet, Inc. – Class A (a)	$56,427,687
361,400	Alphabet, Inc. – Class C (a)	59,500,896
138,600	Comcast Corp. – Class A	5,282,046
55,200	Meta Platforms, Inc. – Class A	23,745,384
300,000	Nintendo Co. Ltd. – JPY	14,630,701
303,200	Walt Disney Co. (The)	33,685,520

		193,272,234

Consumer Discretionary – 7.9%
422,600	Bath & Body Works, Inc.	19,194,492
25,700	Burlington Stores, Inc. (a)	4,624,458
125,700	Capri Holdings Ltd. (a)	4,459,836
471,500	CarMax, Inc. (a)	32,047,855
933,500	Carnival Corp. (a)	13,834,470
193,200	eBay, Inc.	9,957,528
217,800	Leslie’s, Inc. (a)	855,954
3,383,300	Mattel, Inc. (a)	61,982,056
77,500	MGM Resorts International (a)	3,056,600
1,500,000	Newell Brands, Inc.	11,910,000
728,800	Ross Stores, Inc.	94,416,040
179,350	Royal Caribbean Cruises Ltd. (a)	25,042,640
1,120,719	Sony Group Corp. – ADR	92,537,768
184,700	TJX Cos., Inc. (The)	17,378,423
123,033	Victoria’s Secret & Co. (a)	2,167,841
494,739	Whirlpool Corp.	46,930,942

		440,396,903

Consumer Staples – 1.7%
140,900	Altria Group, Inc.	6,172,829
290,600	BJ’s Wholesale Club Holdings, Inc. (a)	21,702,008
230,300	Dollar Tree, Inc. (a)	27,232,975
71,400	Philip Morris International, Inc.	6,778,716
300,700	Sysco Corp.	22,348,024
140,000	Tyson Foods, Inc. – Class A	8,491,000

		92,725,552

Energy – 2.7%
144,500	Cameco Corp.	6,593,535
183,000	ConocoPhillips	22,988,460
181,100	EOG Resources, Inc.	23,928,743
332,600	Hess Corp.	52,381,174

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Energy (continued)
57,300	Pioneer Natural Resources Co.	$15,432,036
1,070,000	Southwestern Energy Co. (a)	8,014,300
230,000	TechnipFMC PLC	5,892,600
1,622,800	Transocean Ltd. (a)	8,471,016
27,000	Valero Energy Corp.	4,316,490

		148,018,354

Financials – 10.2%
643,200	Bank of America Corp.	23,804,832
90,000	Bank of New York Mellon Corp. (The)	5,084,100
1,004,550	Citigroup, Inc.	61,609,051
220,400	CME Group, Inc. – Class A	46,204,656
110,000	Discover Financial Services	13,940,300
9,790	Evercore, Inc. – Class A	1,776,885
70,900	Fidelity National Information Services, Inc.	4,815,528
342,000	JPMorgan Chase & Co.	65,575,080
240,000	KeyCorp	3,477,600
583,600	Northern Trust Corp.	48,082,804
94,200	PayPal Holdings, Inc. (a)	6,398,064
65,910	Progressive Corp. (The)	13,725,758
760,575	Raymond James Financial, Inc.	92,790,150
124,900	Visa, Inc. – Class A	33,549,389
2,464,018	Wells Fargo & Co.	146,165,548
21,440	WEX, Inc. (a)	4,529,414

		571,529,159

Health Care – 28.3%
66,000	Abbott Laboratories	6,994,020
345,900	Agilent Technologies, Inc.	47,402,136
46,400	Alcon, Inc.	3,599,712
536,900	Amgen, Inc.	147,078,386
3,248,500	AstraZeneca PLC – ADR	246,496,180
575,600	Biogen, Inc. (a)	123,650,392
347,500	Boston Scientific Corp. (a)	24,974,825
1,432,030	Bristol-Myers Squibb Co.	62,923,398
171,100	CVS Health Corp.	11,585,181
3,365,471	Elanco Animal Health, Inc. (a)	44,289,599
795,813	Eli Lilly & Co.	621,609,534
749,880	GSK PLC – ADR	31,075,027
390,700	LivaNova PLC (a)	21,781,525
31,000	Medtronic PLC	2,487,440

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Health Care (continued)
57,600	Merck & Co., Inc.	$7,443,072
365,050	Novartis AG – ADR	35,457,307
159,500	Revvity, Inc.	16,343,965
18,700	Roche Holding AG – CHF	4,480,786
81,900	Sanofi – ADR	4,031,937
124,100	Siemens Healthineers AG – EUR	6,882,280
16,200	Stryker Corp.	5,451,300
107,800	Thermo Fisher Scientific, Inc.	61,308,016
5,480	Waters Corp. (a)	1,693,539
327,500	Zimmer Biomet Holdings, Inc.	39,391,700

		1,578,431,257

Industrials – 19.7%
2,014,060	AECOM	186,018,582
264,566	Airbus SE – EUR	43,536,458
54,050	Alaska Air Group, Inc. (a)	2,325,231
2,230,650	American Airlines Group, Inc. (a)	30,136,082
15,700	AMETEK, Inc.	2,742,162
159,962	Carrier Global Corp.	9,836,063
38,170	Caterpillar, Inc.	12,770,537
90,400	CSX Corp.	3,003,088
209,610	Curtiss-Wright Corp.	53,119,366
922,450	Delta Air Lines, Inc.	46,187,072
587,095	FedEx Corp.	153,689,729
66,300	General Dynamics Corp.	19,034,067
58,200	GXO Logistics, Inc. (a)	2,890,212
411,900	Jacobs Solutions, Inc.	59,120,007
250,000	JELD-WEN Holding, Inc. (a)	5,125,000
291,100	Kirby Corp. (a)	31,767,743
34,000	Knight-Swift Transportation Holdings, Inc.	1,571,820
23,300	L3Harris Technologies, Inc.	4,987,365
118,100	Matson, Inc.	12,728,818
84,400	Moog, Inc. – Class A	13,425,508
689,508	Nextracker, Inc. – Class A (a)	29,504,047
74,500	Norfolk Southern Corp.	17,158,840
30,581	Otis Worldwide Corp.	2,788,987
17,000	Rockwell Automation, Inc.	4,606,320
9,562	RTX Corp.	970,734
320,100	RXO, Inc. (a)	6,053,091
15,900	Saia, Inc. (a)	6,309,597

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Industrials (continued)
837,159	Siemens AG – EUR	$156,828,233
2,203,050	Southwest Airlines Co.	57,147,117
30,400	Union Pacific Corp.	7,209,664
1,292,400	United Airlines Holdings, Inc. (a)	66,506,904
198,600	United Parcel Service, Inc. – Class B	29,289,528
164,400	XPO, Inc. (a)	17,666,424

		1,096,054,396

Information Technology – 22.1%
96,600	Adobe, Inc. (a)	44,709,378
172,400	Analog Devices, Inc.	34,585,164
5,000	Apple, Inc.	851,650
422,150	Applied Materials, Inc.	83,860,098
243,398	Corning, Inc.	8,124,625
4,817,399	Flex Ltd. (a)	138,018,481
3,492,200	Hewlett Packard Enterprise Co.	59,367,400
1,158,800	HP, Inc.	32,550,692
4,168,990	Intel Corp.	127,029,125
50,000	Jabil, Inc.	5,868,000
118,850	Keysight Technologies, Inc. (a)	17,582,669
280,210	KLA Corp.	193,145,951
4,572,830	L.M. Ericsson Telephone Co. – ADR	22,955,607
434,700	Microsoft Corp.	169,241,751
637,400	NetApp, Inc.	65,148,654
12,700	NVIDIA Corp.	10,973,054
770,700	Oracle Corp.	87,667,125
215,447	QUALCOMM, Inc.	35,731,885
116,500	Seagate Technology Holdings PLC	10,008,515
134,100	Teradyne, Inc.	15,598,512
390,100	Texas Instruments, Inc.	68,821,442

		1,231,839,778

Materials – 2.0%
253,910	Albemarle Corp.	30,547,912
128,000	Corteva, Inc.	6,928,640
125,650	Dow, Inc.	7,149,485
137,700	DuPont de Nemours, Inc.	9,983,250
504,900	Freeport-McMoRan, Inc.	25,214,706
4,615,760	Glencore PLC – GBP	26,857,034
325,200	Tronox Holdings PLC	5,525,148

		112,206,175

TOTAL COMMON STOCKS (Cost $2,459,893,254)		$5,464,473,808

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 2.0%
112,298,083	Dreyfus Treasury Securities Cash Management Fund –Institutional Shares – 5.18% (b)	$112,298,083

TOTAL SHORT-TERM INVESTMENTS (Cost $112,298,083)		112,298,083

TOTAL INVESTMENTS IN SECURITIES (Cost $2,572,191,337) – 100.1%		5,576,771,891
Liabilities in Excess of Other Assets – (0.1)%		(3,528,560)

TOTAL NET ASSETS – 100.0%		$5,573,243,331

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 97.8%

Communication Services – 6.8%
793,970	Alphabet, Inc. – Class A (a)	$129,242,436
677,320	Alphabet, Inc. – Class C (a)	111,513,965
651,600	Baidu, Inc. – ADR (a)	67,375,440
74,000	Electronic Arts, Inc.	9,384,680
294,700	IMAX Corp. (a)	4,718,147
54,200	Live Nation Entertainment, Inc. (a)	4,818,922
30,200	Meta Platforms, Inc. – Class A	12,991,134
14,500	Netflix, Inc. (a)	7,984,280
550,000	Nintendo Co. Ltd. – JPY	26,822,952
85,900	Shutterstock, Inc.	3,668,789
101,300	Trade Desk, Inc. (The) – Class A (a)	8,392,705
164,416	Universal Music Group N.V. – EUR	4,836,333
301,200	Walt Disney Co. (The)	33,463,320

		425,213,103

Consumer Discretionary – 7.9%
1,272,940	Alibaba Group Holding Ltd. – ADR	95,279,559
2,000	Amazon.com, Inc. (a)	350,000
499,498	Bath & Body Works, Inc.	22,687,199
282,100	Bowlero Corp. – Class A	3,314,675
61,500	Burlington Stores, Inc. (a)	11,066,310
92,800	Capri Holdings Ltd. (a)	3,292,544
617,500	CarMax, Inc. (a)	41,971,475
193,400	Carnival Corp. (a)	2,866,188
15,400	DoorDash, Inc. – Class A (a)	1,990,604
110,300	eBay, Inc.	5,684,862
2,015,833	Entain PLC – GBP	19,666,847
24,477	Flutter Entertainment PLC – GBP (a)	4,534,571
820,458	iRobot Corp. (a)	7,023,120
247,900	Leslie’s, Inc. (a)	974,247
30,000	Marriott International, Inc. – Class A	7,083,900
2,617,600	Mattel, Inc. (a)	47,954,432
9,300	McDonald’s Corp.	2,539,272
80,200	MGM Resorts International (a)	3,163,088
497,900	Norwegian Cruise Line Holdings Ltd. (a)	9,420,268
75,700	Ollie’s Bargain Outlet Holdings, Inc. (a)	5,536,698
11,000	Restaurant Brands International, Inc.	834,350
95,700	Ross Stores, Inc.	12,397,935
361,171	Royal Caribbean Cruises Ltd. (a)	50,430,307

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
650,077	Sony Group Corp. – ADR	$53,676,858
10,000	Tapestry, Inc.	399,200
379,900	Tesla, Inc. (a)	69,628,072
65,300	TJX Cos., Inc. (The)	6,144,077
166,699	Victoria’s Secret & Co. (a)	2,937,236

		492,847,894

Consumer Staples – 0.8%
102,300	Altria Group, Inc.	4,481,763
131,800	BJ’s Wholesale Club Holdings, Inc. (a)	9,842,824
230,200	Dollar Tree, Inc. (a)	27,221,150
141,103	Performance Food Group Co. (a)	9,578,072
1,000	US Foods Holding Corp. (a)	50,250

		51,174,059

Energy – 2.8%
14,505	ConocoPhillips	1,822,118
340,000	Coterra Energy, Inc.	9,302,400
86,400	EOG Resources, Inc.	11,416,032
357,021	Hess Corp.	56,227,237
192,760	Pioneer Natural Resources Co.	51,914,123
48,500	Schlumberger Ltd.	2,302,780
1,180,000	Southwestern Energy Co. (a)	8,838,200
22,500	TechnipFMC PLC	576,450
5,818,304	Transocean Ltd. (a)	30,371,547

		172,770,887

Financials – 7.7%
182,800	Bank of America Corp.	6,765,428
313,800	Citigroup, Inc.	19,245,354
119,100	CME Group, Inc. – Class A	24,968,124
69,000	Discover Financial Services	8,744,370
60,960	Evercore, Inc. – Class A	11,064,240
96,500	JPMorgan Chase & Co.	18,502,910
129,100	MarketAxess Holdings, Inc.	25,831,619
3,900	Mastercard, Inc. – Class A	1,759,680
498,960	Northern Trust Corp.	41,109,314
1,313,605	Raymond James Financial, Inc.	160,259,810
164,700	Tradeweb Markets, Inc. – Class A	16,751,637
195,650	Visa, Inc. – Class A	52,553,547
1,524,610	Wells Fargo & Co.	90,439,865
7,800	WEX, Inc. (a)	1,647,828

		479,643,726

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Health Care – 31.0%
101,800	Agilent Technologies, Inc.	$13,950,672
61,100	Alcon, Inc.	4,740,138
310,700	Alkermes PLC (a)	7,624,578
497,240	Amgen, Inc.	136,213,926
1,852,880	AstraZeneca PLC – ADR	140,596,534
681,427	BeiGene Ltd. – ADR (a)	104,898,872
754,250	Biogen, Inc. (a)	162,027,985
1,617,256	BioMarin Pharmaceutical, Inc. (a)	130,609,595
439,400	BioNTech SE – ADR (a)	39,027,508
1,050,300	Boston Scientific Corp. (a)	75,485,061
190,300	Bridgebio Pharma, Inc. (a)	4,875,486
884,550	Bristol-Myers Squibb Co.	38,867,127
176,850	CVS Health Corp.	11,974,513
3,802,771	Elanco Animal Health, Inc. (a)	50,044,466
759,278	Eli Lilly & Co.	593,072,046
43,333	Enovis Corp. (a)	2,393,282
2,418,300	FibroGen, Inc. (a)	2,708,496
9,000	Glaukos Corp. (a)	864,000
249,480	GSK PLC – ADR	10,338,451
2,000	Humana, Inc.	604,180
25,300	Illumina, Inc. (a)	3,113,165
249,037	Insulet Corp. (a)	42,819,422
20,260	IQVIA Holdings, Inc. (a)	4,695,660
978,379	LivaNova PLC (a)	54,544,629
17,500	Merck & Co., Inc.	2,261,350
2,072,356	Nektar Therapeutics (a)	3,025,640
72,400	Neurocrine Biosciences, Inc. (a)	9,957,896
382,836	Novartis AG – ADR	37,184,861
23,800	Omnicell, Inc. (a)	638,078
108,700	OraSure Technologies, Inc. (a)	575,023
134,800	QIAGEN N.V. – EUR (a)	5,628,134
53,900	Revvity, Inc.	5,523,133
2,202,502	Rhythm Pharmaceuticals, Inc. (a)	87,571,479
13,000	Roche Holding AG – CHF	3,114,985
73,000	Siemens Healthineers AG – EUR	4,048,400
10,800	Stryker Corp.	3,634,200
71,200	Thermo Fisher Scientific, Inc.	40,492,864
4,000	Waters Corp. (a)	1,236,160
2,551,470	Xencor, Inc. (a)	53,427,782

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Health Care (continued)
288,120	Zimmer Biomet Holdings, Inc.	$34,655,074

		1,929,064,851

Industrials – 15.9%
1,780,052	AECOM	164,405,603
192,601	Airbus SE – EUR	31,694,040
2,513,901	American Airlines Group, Inc. (a)	33,962,802
40,000	AMETEK, Inc.	6,986,400
142,400	Curtiss-Wright Corp.	36,087,008
1,290,900	Delta Air Lines, Inc.	64,635,363
43,333	ESAB Corp.	4,588,098
188,700	FedEx Corp.	49,397,886
62,400	General Dynamics Corp.	17,914,416
41,700	IDEX Corp.	9,193,182
54,700	J.B. Hunt Transport Services, Inc.	8,892,579
718,384	Jacobs Solutions, Inc.	103,109,656
129,800	JetBlue Airways Corp. (a)	737,264
325,300	Lyft, Inc. – Class A (a)	5,087,692
822,649	Nextracker, Inc. – Class A (a)	35,201,151
12,300	Norfolk Southern Corp.	2,832,936
19,600	Saia, Inc. (a)	7,777,868
654,841	Siemens AG – EUR	122,673,897
2,193,000	Southwest Airlines Co.	56,886,420
1,788,299	Stratasys Ltd. (a)	17,382,266
273,000	Textron, Inc.	23,093,070
14,100	TransDigm Group, Inc.	17,597,223
107,900	Uber Technologies, Inc. (a)	7,150,533
48,000	Union Pacific Corp.	11,383,680
1,658,300	United Airlines Holdings, Inc. (a)	85,336,118
3,759,058	Xometry, Inc. – Class A (a) (b)	67,174,366

		991,181,517

Information Technology – 24.2%
126,300	Adobe, Inc. (a)	58,455,429
252,763	Altair Engineering, Inc. – Class A (a)	20,334,783
149,700	Analog Devices, Inc.	30,031,317
185,300	Applied Materials, Inc.	36,809,845
92,000	Arm Holdings PLC – ADR (a)	9,311,320
39,100	ASML Holding N.V. – ADR	34,113,577
3,000	Autodesk, Inc. (a)	638,550
4,827,043	BlackBerry Ltd. (a)	13,467,450

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Information Technology (continued)
2,850	Broadcom, Inc.	$3,705,770
43,700	Dell Technologies, Inc. – Class C	5,446,768
269,900	Descartes Systems Group, Inc. (The) (a)	25,044,021
13,000	DocuSign, Inc. (a)	735,800
4,737,229	Flex Ltd. (a)	135,721,611
532,558	FormFactor, Inc. (a)	23,746,761
1,300	Gartner, Inc. (a)	536,367
1,581,400	Hewlett Packard Enterprise Co.	26,883,800
402,936	HP, Inc.	11,318,472
2,840,500	Intel Corp.	86,550,035
8,400	Intuit, Inc.	5,255,208
447,700	Jabil, Inc.	52,542,072
16,300	Keysight Technologies, Inc. (a)	2,411,422
216,624	KLA Corp.	149,316,757
1,443,200	L.M. Ericsson Telephone Co. – ADR	7,244,864
135,000	Marvell Technology, Inc.	8,897,850
413,000	MaxLinear, Inc. (a)	8,586,270
1,853,400	Micron Technology, Inc.	209,360,064
400,700	Microsoft Corp.	156,004,531
432,911	NetApp, Inc.	44,247,833
471,500	Nutanix, Inc. – Class A (a)	28,620,050
69,000	NVIDIA Corp.	59,617,380
25,500	Okta, Inc. – Class A (a)	2,370,990
341,200	Oracle Corp.	38,811,500
55,000	OSI Systems, Inc. (a)	7,229,200
30,400	Palo Alto Networks, Inc. (a)	8,843,056
203,400	QUALCOMM, Inc.	33,733,890
46,600	Salesforce, Inc.	12,532,604
135,900	Teradyne, Inc.	15,807,888
353,695	Texas Instruments, Inc.	62,398,872
341,800	Trimble, Inc. (a)	20,531,926
220,819	Universal Display Corp.	34,884,986
663,200	Wolfspeed, Inc. (a)	17,926,296

		1,510,027,185

Materials – 0.7%
259,100	Albemarle Corp.	31,172,321
600,000	Ivanhoe Mines Ltd. – Class A – CAD (a)	8,132,786
10,900	Linde PLC	4,806,464

		44,111,571

TOTAL COMMON STOCKS (Cost $2,971,960,254)		$6,096,034,793

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
RIGHTS – 0.0%

Health Care – 0.0%
387,250	ABIOMED, Inc. – CVR (Issue Date 12/23/22) (a) (c) (d)	$394,995
4,207,543	Epizyme, Inc. – CVR (Issue Date 8/15/22) (a) (c) (d)	84,151

		479,146

TOTAL RIGHTS (Cost $0)		479,146

SHORT-TERM INVESTMENTS – 1.5%
90,773,278	Dreyfus Treasury Securities Cash Management Fund –Institutional Shares – 5.18% (e)	$90,773,278

TOTAL SHORT-TERM INVESTMENTS (Cost $90,773,278)		90,773,278

TOTAL INVESTMENTS IN SECURITIES (Cost $3,062,733,532) – 99.3%		6,187,287,217
Other Assets in Excess of Liabilities – 0.7%		43,906,924

TOTAL NET ASSETS – 100.0%		$6,231,194,141

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2024 (Unaudited)

Shares		Value
COMMON STOCKS – 97.0%

Communication Services – 6.8%
714,350	Alphabet, Inc. – Class A (a)	$116,281,893
584,990	Alphabet, Inc. – Class C (a)	96,312,754
1,011,200	Baidu, Inc. – ADR (a)	104,558,080
94,000	Electronic Arts, Inc.	11,921,080
13,600	Ibotta, Inc. – Class A (a)	1,390,872
599,700	IMAX Corp. (a)	9,601,197
68,970	Live Nation Entertainment, Inc. (a)	6,132,123
77,200	Madison Square Garden Entertainment Corp. – Class A (a)	3,022,380
33,300	Meta Platforms, Inc. – Class A	14,324,661
16,900	Netflix, Inc. (a)	9,305,816
1,310,750	Pinterest, Inc. – Class A (a)	43,844,587
92,500	Snap, Inc. – Class A (a)	1,392,125
570,528	Sphere Entertainment Co. – Class A (a)	22,170,718
91,100	T-Mobile US, Inc.	14,955,887
5,458,000	WildBrain Ltd. – CAD (a)	4,043,991
219,469	ZoomInfo Technologies, Inc. (a)	3,480,778

		462,738,942

Consumer Discretionary – 11.2%
1,258,200	Alibaba Group Holding Ltd. – ADR	94,176,270
173,000	Amazon.com, Inc. (a)	30,275,000
65,700	Boot Barn Holdings, Inc. (a)	6,995,079
96,230	Burlington Stores, Inc. (a)	17,315,626
207,937	Capri Holdings Ltd. (a)	7,377,605
747,700	CarMax, Inc. (a)	50,821,169
2,600	Deckers Outdoor Corp. (a)	2,128,022
3,600	Duolingo, Inc. (a)	812,700
228,660	eBay, Inc.	11,785,136
4,186,609	Entain PLC – GBP	40,845,346
39,200	Etsy, Inc. (a)	2,691,864
3,000	Five Below, Inc. (a)	439,020
22,700	Flutter Entertainment PLC – GBP (a)	4,205,367
99,000	Gildan Activewear, Inc.	3,431,340
846,100	GrowGeneration Corp. (a)	2,529,839
646,145	iRobot Corp. (a)	5,531,001
339,100	Mobileye Global, Inc. – Class A (a)	9,342,205
1,039,565	Norwegian Cruise Line Holdings Ltd. (a)	19,668,570
145,670	Ollie’s Bargain Outlet Holdings, Inc. (a)	10,654,304

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
35,000	Restaurant Brands International, Inc.	$2,654,750
58,660	Rivian Automotive, Inc. – Class A (a)	522,074
645,200	Royal Caribbean Cruises Ltd. (a)	90,089,276
2,068,550	Sony Group Corp. – ADR	170,800,174
330,700	Tapestry, Inc.	13,201,544
701,450	Tesla, Inc. (a)	128,561,756
23,730	Ulta Beauty, Inc. (a)	9,606,853
108,400	Victoria’s Secret & Co. (a)	1,910,008
3,583,880	XPeng, Inc. – ADR (a)	29,136,944

		767,508,842

Consumer Staples – 0.1%
7,000	Dollar General Corp.	974,330
77,600	Performance Food Group Co. (a)	5,267,488

		6,241,818

Energy – 1.7%
504,350	Coterra Energy, Inc.	13,799,016
124,200	EOG Resources, Inc.	16,410,546
1,525,800	New Fortress Energy, Inc.	39,975,960
8,429,982	Transocean Ltd. (a)	44,004,506

		114,190,028

Financials – 4.8%
20,000	AssetMark Financial Holdings, Inc. (a)	676,200
164,171	CME Group, Inc. – Class A	34,416,808
185,903	Discover Financial Services	23,559,487
1,201,449	Flywire Corp. (a)	24,629,704
116,700	Galaxy Digital Holdings Ltd. – CAD (a)	1,025,729
54,600	LPL Financial Holdings, Inc.	14,694,498
545,620	MarketAxess Holdings, Inc.	109,173,106
437,000	Marqeta, Inc. – Class A (a)	2,425,350
250,733	Morgan Stanley	22,776,586
460,200	NMI Holdings, Inc. – Class A (a)	14,201,772
103,390	Progressive Corp. (The)	21,530,968
503,900	Tradeweb Markets, Inc. – Class A	51,251,669
38,750	WEX, Inc. (a)	8,186,325

		328,548,202

Health Care – 29.1%
143,300	10x Genomics, Inc. – Class A (a)	4,195,824
140,000	Accuray, Inc. (a)	298,200
104,230	Adaptive Biotechnologies Corp. (a)	273,083
956,200	Alkermes PLC (a)	23,465,148

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Health Care (continued)
1,951,671	Allogene Therapeutics, Inc. (a)	$5,386,612
1,094,200	Amicus Therapeutics, Inc. (a)	10,931,058
10,000	Amylyx Pharmaceuticals, Inc. (a)	18,100
709,157	BeiGene Ltd. – ADR (a)	109,167,629
882,939	Biogen, Inc. (a)	189,672,956
1,950,510	BioMarin Pharmaceutical, Inc. (a)	157,523,188
1,362,792	BioNTech SE – ADR (a)	121,043,185
525,800	Boston Scientific Corp. (a)	37,789,246
439,730	Bridgebio Pharma, Inc. (a)	11,265,883
8,584,000	Cerus Corp. (a)	14,335,280
13,950	Charles River Laboratories International, Inc. (a)	3,194,550
630,892	Elanco Animal Health, Inc. (a)	8,302,539
588,394	Eli Lilly & Co.	459,594,553
437,600	Exact Sciences Corp. (a)	25,971,560
4,240,951	FibroGen, Inc. (a)	4,749,865
601,200	Galapagos NV – ADR (a)	17,104,140
840,935	Glaukos Corp. (a)	80,729,760
42,650	Globus Medical, Inc. – Class A (a)	2,123,543
22,490	Guardant Health, Inc. (a)	404,820
2,237,906	Health Catalyst, Inc. (a)	13,919,775
11,310	Illumina, Inc. (a)	1,391,695
134,130	Immunocore Holdings PLC – ADR (a)	7,924,400
180,000	Immunome, Inc. (a)	2,530,800
338,916	Insulet Corp. (a)	58,273,217
1,105,370	LivaNova PLC (a)	61,624,378
10,000	Mereo Biopharma Group PLC – ADR (a)	30,500
46,160	Mural Oncology PLC (a)	170,792
4,233,380	Nektar Therapeutics (a)	6,180,735
218,000	Nurix Therapeutics, Inc. (a)	2,620,360
575,620	OraSure Technologies, Inc. (a)	3,045,030
19,220	Penumbra, Inc. (a)	3,776,153
1,166,216	PolyPeptide Group AG – CHF (a)	38,478,833
25,200	Prothena Corp. PLC (a)	512,568
3,857,571	Pulmonx Corp. (a) (b)	29,356,115
185,852	QIAGEN N.V. – EUR (a)	7,759,643
21,386	Repligen Corp. (a)	3,511,581
5,163,835	Rhythm Pharmaceuticals, Inc. (a) (b)	205,314,080
118,800	Roche Holding AG – CHF	28,466,169
215,300	Shockwave Medical, Inc. (a)	71,089,907

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Health Care (continued)
2,162,669	Standard BioTools, Inc. (a)	$5,363,419
2,804,290	Wave Life Sciences Ltd. (a)	13,825,150
5,851,457	Xencor, Inc. (a) (b)	122,529,510
854,250	Zentalis Pharmaceuticals, Inc. (a)	9,448,005

		1,984,683,537

Industrials – 12.8%
1,598,230	AECOM	147,612,523
390,800	Alaska Air Group, Inc. (a)	16,812,216
25,100	Allegiant Travel Co.	1,369,456
4,638,200	American Airlines Group, Inc. (a)	62,662,082
817,900	Array Technologies, Inc. (a)	10,092,886
90,500	Axon Enterprise, Inc. (a)	28,386,230
49,600	Bloom Energy Corp. – Class A (a)	552,048
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	335,790
192,400	Curtiss-Wright Corp.	48,758,008
2,179,697	Delta Air Lines, Inc.	109,137,429
33,500	FedEx Corp.	8,769,630
193,000	Frontier Group Holdings, Inc. (a)	1,165,720
356,300	GFL Environmental, Inc.	11,365,970
95,600	Gibraltar Industries, Inc. (a)	6,831,576
176,400	Griffon Corp.	11,557,728
296,200	Hertz Global Holdings, Inc. (a)	1,347,710
845,300	Jacobs Solutions, Inc.	121,325,909
1,301,100	JetBlue Airways Corp. (a)	7,390,248
3,125,400	Li-Cycle Holdings Corp. (a)	2,047,449
3,400	Loar Holdings, Inc. (a)	177,888
563,000	Lyft, Inc. – Class A (a)	8,805,320
3,000	Masonite International Corp. (a)	397,650
980,483	Nextracker, Inc. – Class A (a)	41,954,868
353,600	NN, Inc. (a)	1,258,816
5,200	Old Dominion Freight Line, Inc.	944,892
69,600	RXO, Inc. (a)	1,316,136
15,800	Ryanair Holdings PLC – ADR	2,151,960
1,627,800	Southwest Airlines Co.	42,225,132
865,400	Stratasys Ltd. (a)	8,411,688
101,815	Sun Country Airlines Holdings, Inc. (a)	1,355,158
35,800	TransDigm Group, Inc.	44,679,474
318,200	Uber Technologies, Inc. (a)	21,087,114

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Industrials (continued)
1,897,440	United Airlines Holdings, Inc. (a)	$97,642,262
111,800	WillScot Mobile Mini Holdings Corp. (a)	4,132,128
40,000	XPO, Inc. (a)	4,298,400

		878,359,494

Information Technology – 29.4%
130,250	Adobe, Inc. (a)	60,283,608
31,300	Ambarella, Inc. (a)	1,438,861
87,400	Applied Materials, Inc.	17,362,010
3,048,700	Arlo Technologies, Inc. (a)	37,742,906
35,100	ASML Holding N.V. – ADR	30,623,697
3,305,200	Aurora Innovation, Inc. – Class A (a)	9,171,930
37,700	Autodesk, Inc. (a)	8,024,445
945,946	Axcelis Technologies, Inc. (a)	97,924,330
8,995,866	BlackBerry Ltd. (a)	25,098,466
15,026	Broadcom, Inc.	19,537,857
644,000	Credo Technology Group Holding Ltd. (a)	11,508,280
123,099	CrowdStrike Holdings, Inc. – Class A (a)	36,011,381
59,600	CyberArk Software Ltd. (a)	14,259,300
84,200	Dell Technologies, Inc. – Class C	10,494,688
252,541	Descartes Systems Group, Inc. (The) (a)	23,433,279
194,000	DocuSign, Inc. (a)	10,980,400
5,787,600	Flex Ltd. (a)	165,814,740
837,255	FormFactor, Inc. (a)	37,333,200
108,500	Freshworks, Inc. – Class A (a)	1,936,725
81,800	GitLab, Inc. – Class A (a)	4,292,046
567,150	Hewlett Packard Enterprise Co.	9,641,550
184,000	HP, Inc.	5,168,560
91,150	HubSpot, Inc. (a)	55,133,901
7,467,620	indie Semiconductor, Inc. – Class A (a)	41,968,024
86,600	Intuit, Inc.	54,178,692
545,500	Jabil, Inc.	64,019,880
94,900	Jamf Holding Corp. (a)	1,847,703
35,500	Keysight Technologies, Inc. (a)	5,251,870
184,370	KLA Corp.	127,084,397
146,400	Marvell Technology, Inc.	9,649,224
1,522,900	MaxLinear, Inc. (a)	31,661,091
2,922,925	Micron Technology, Inc.	330,173,608
13,550	MongoDB, Inc. (a)	4,948,189
751,077	NetApp, Inc.	76,767,580
184,743	nLIGHT, Inc. (a)	2,104,223

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,503,925	Nutanix, Inc. – Class A (a)	$91,288,248
127,250	NVIDIA Corp.	109,946,545
322,000	Okta, Inc. – Class A (a)	29,939,560
190,000	OSI Systems, Inc. (a)	24,973,600
72,140	Palo Alto Networks, Inc. (a)	20,984,805
280,380	PROS Holdings, Inc. (a)	9,182,445
330,983	QUALCOMM, Inc.	54,893,531
142,800	Rapid7, Inc. (a)	6,397,440
7,500	RingCentral, Inc. – Class A (a)	222,150
42,999	Tenable Holdings, Inc. (a)	1,933,665
500,970	Trimble, Inc. (a)	30,093,268
248,533	Unity Software, Inc. (a)	6,031,896
687,339	Universal Display Corp.	108,585,815
210,000	Western Digital Corp. (a)	14,874,300
1,315,400	Wolfspeed, Inc. (a)	35,555,262
287,400	Zoom Video Communications, Inc. – Class A (a)	17,560,140

		2,005,333,311

Materials – 1.0%
113,330	Albemarle Corp.	13,634,732
30,000	Bioceres Crop Solutions Corp. (a)	354,000
54,500	Ingevity Corp. (a)	2,787,130
333,100	Ivanhoe Electric, Inc. (a)	3,364,310
2,865,600	Ivanhoe Mines Ltd. – Class A – CAD (a)	38,842,187
1,212,452	Perimeter Solutions SA (a)	8,487,164

		67,469,523

Real Estate – 0.1%
133,800	EPR Properties	5,430,942
53,600	Safehold, Inc.	977,664

		6,408,606

TOTAL COMMON STOCKS (Cost $3,722,266,063)		$6,621,482,303

RIGHTS – 0.0%

Health Care – 0.0%
349,922	ABIOMED, Inc. – CVR (Issue Date 12/23/22) (a) (c) (d)	356,921
10,344,756	Epizyme, Inc. – CVR (Issue Date 8/15/22) (a) (c) (d)	206,895
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/23/19) (a) (c) (d)	0

		563,816

TOTAL RIGHTS (Cost $0)		563,816

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2024 (Unaudited) – continued

Shares		Value
WARRANTS – 0.0%

Materials – 0.0%
364,100	Perimeter Solutions SA (Expiration Date 11/8/24) (a)	$1,802

TOTAL WARRANTS (Cost $3,641)		1,802

SHORT-TERM INVESTMENTS – 3.1%
214,802,861	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 5.18% (e)	$214,802,861

TOTAL SHORT-TERM INVESTMENTS (Cost $214,802,861)		214,802,861

TOTAL INVESTMENTS IN SECURITIES (Cost $3,937,072,565) – 100.1%		6,836,850,782
Liabilities in Excess of Other Assets – (0.1)%		(10,403,350)

TOTAL NET ASSETS – 100.0%		$6,826,447,432

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2024 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$2,572,191,337	$2,978,341,961	$3,587,985,098

Investments, at cost (affiliated)	—	84,391,571	349,087,467

Investments, at value (unaffiliated)	5,576,771,891	6,120,112,851	6,479,651,077
Investments, at value (affiliated)	—	67,174,366	357,199,705
Receivable for investments sold	1,885,311	52,041,361	3,063,387
Receivable for dividends and interest	7,255,126	7,315,456	3,857,920
Receivable for fund shares sold	2,907,988	2,390,428	1,319,433
Prepaid expenses and other assets	42,203	43,055	47,925

Total assets	5,588,862,519	6,249,077,517	6,845,139,447

LIABILITIES
Payable for investments purchased	3,243,850	943,805	5,586,202
Payable for fund shares repurchased	3,796,624	7,212,799	2,861,062
Payable to the advisor (Note 6)	7,872,396	8,989,918	9,524,541
Payable to custodian	19,694	24,097	22,581
Payable to trustees	3,806	3,779	3,778
Other accrued expenses and liabilities	682,818	708,978	693,851

Total liabilities	15,619,188	17,883,376	18,692,015

NET ASSETS	$5,573,243,331	$6,231,194,141	$6,826,447,432

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	150,953,814	166,531,923	158,508,985

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.92	$37.42	$43.07

COMPONENTS OF NET ASSETS
Paid-in capital	$2,161,173,093	$2,381,515,556	$3,311,481,805
Total distributable earnings	3,412,070,238	3,849,678,585	3,514,965,627

Net assets	$5,573,243,331	$6,231,194,141	$6,826,447,432

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2024 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$45,882,329	$34,089,900	$16,340,186
Interest income	4,053,692	4,040,230	6,579,974

Total investment income	49,936,021	38,130,130	22,920,160

Expenses
Advisory fees (Note 6)	15,671,303	18,276,289	19,101,537
Shareholder servicing	2,529,484	2,743,420	2,710,109
Trustee fees	130,279	130,253	130,253
Custody	57,379	69,827	62,034
Other	595,651	609,126	601,049

Total expenses	18,984,096	21,828,915	22,604,982

Net investment income	30,951,925	16,301,215	315,178

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	409,446,066	779,316,468	669,901,802
Investments (affiliated)	—	(265,141)	1,376,231
Foreign currency transactions	(5,163)	(15,719)	(29,850)
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	648,293,055	353,423,871	380,646,200
Investments (affiliated)	—	10,902,149	103,700,418
Foreign currency translations	9,582	(8,782)	(21,878)

Net realized and unrealized gain on investments and foreign currency	1,057,743,540	1,143,352,846	1,155,572,923

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,088,695,465	$1,159,654,061	$1,155,888,101

(1)	Net of foreign taxes withheld of $1,165,504, $1,006,937, and $299,162, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2024(1)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$30,951,925	$65,607,784
Net realized gain (loss) on:
Investments	409,446,066	542,618,630
Foreign currency transactions	(5,163)	(22,646)
Change in unrealized appreciation/depreciation on:
Investments	648,293,055	(144,459,268)
Foreign currency translations	9,582	239,197

Net increase in net assets resulting from operations	1,088,695,465	463,983,697

NET DISTRIBUTIONS TO SHAREHOLDERS	(543,292,220)	(623,026,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	212,496,786	424,348,515
Proceeds from reinvestment of distributions	520,727,056	603,545,405
Cost of shares repurchased	(936,714,499)	(1,436,622,953)

Net decrease from capital share transactions	(203,490,657)	(408,729,033)

Total increase (decrease) in net assets	341,912,588	(567,772,240)

NET ASSETS
Beginning of period	5,231,330,743	5,799,102,983

End of period	$5,573,243,331	$5,231,330,743

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	155,863,842	166,752,590

Shares sold	5,930,607	12,399,802
Shares issued on reinvestment of distributions	15,097,914	18,807,897
Shares repurchased	(25,938,549)	(42,096,447)

Decrease in capital shares	(4,910,028)	(10,888,748)

Shares outstanding, end of period	150,953,814	155,863,842

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2024(1)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$16,301,215	$33,113,325
Net realized gain (loss) on:
Investments	779,051,327	900,110,645
Foreign currency transactions	(15,719)	8,084
Change in unrealized appreciation/depreciation on:
Investments	364,326,020	(289,754,450)
Foreign currency translations	(8,782)	259,701

Net increase in net assets resulting from operations	1,159,654,061	643,737,305

NET DISTRIBUTIONS TO SHAREHOLDERS	(831,948,160)	(759,221,460)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	212,566,958	494,456,847
Proceeds from reinvestment of distributions	797,037,283	727,799,102
Cost of shares repurchased	(1,381,029,620)	(1,789,442,494)

Net decrease from capital share transactions	(371,425,379)	(567,186,545)

Total decrease in net assets	(43,719,478)	(682,670,700)

NET ASSETS
Beginning of period	6,274,913,619	6,957,584,319

End of period	$6,231,194,141	$6,274,913,619

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	175,469,794	189,577,840

Shares sold	5,704,333	13,632,185
Shares issued on reinvestment of distributions	22,146,076	21,280,675
Shares repurchased	(36,788,280)	(49,020,906)

Decrease in capital shares	(8,937,871)	(14,108,046)

Shares outstanding, end of period	166,531,923	175,469,794

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2024(1)	Year Ended October 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$315,178	$(6,012,989)
Net realized gain (loss) on:
Investments	671,278,033	461,964,269
In-kind redemptions	—	152,903,699
Foreign currency transactions	(29,850)	15,937
Change in unrealized appreciation/depreciation on:
Investments	484,346,618	20,728,661
Foreign currency translations	(21,878)	60,395

Net increase in net assets resulting from operations	1,155,888,101	629,659,972

NET DISTRIBUTIONS TO SHAREHOLDERS	(384,018,326)	(641,269,952)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	233,980,055	746,030,472
Proceeds from reinvestment of distributions	367,519,346	610,014,476
Cost of shares repurchased	(900,329,577)	(1,922,098,498)
Other capital contribution	—	78 (2)

Net decrease from capital share transactions	(298,830,176)	(566,053,472)

Total increase (decrease) in net assets	473,039,599	(577,663,452)

NET ASSETS
Beginning of period	6,353,407,833	6,931,071,285

End of period	$6,826,447,432	$6,353,407,833

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	165,450,352	178,104,760

Shares sold	5,500,012	18,814,530
Shares issued on reinvestment of distributions	8,686,347	16,371,832
Shares repurchased	(21,127,726)	(47,840,770)

Decrease in capital shares	(6,941,367)	(12,654,408)

Shares outstanding, end of period	158,508,985	165,450,352

(1)	Unaudited
(2)	During the year ended October 31, 2023, the Transfer Agent reimbursed the Aggressive Growth Fund $78 for a net loss realized related to a shareholder redemption.

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2024(1)		Year Ended Oct. 31, 2023	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019

Net asset value, beginning of period	$33.56		$34.78	$42.97	$31.89	$34.33	$31.79

Income (loss) from investment operations:
Net investment income	0.20	(2)	0.40 (2)	0.35 (2)	0.27 (2)	0.40 (2)	0.46
Net realized and unrealized gain (loss) on investments and foreign currency	6.72		2.25	(4.78)	13.57	(0.76)	2.95

Total from investment operations	6.92		2.65	(4.43)	13.84	(0.36)	3.41

Less:
Dividends from net investment income	(0.43)		(0.41)	(0.28)	(0.48)	(0.47)	(0.34)
Distributions from net realized gain	(3.13)		(3.46)	(3.48)	(2.28)	(1.61)	(0.53)

Total distributions	(3.56)		(3.87)	(3.76)	(2.76)	(2.08)	(0.87)

Net asset value, end of period	$36.92		$33.56	$34.78	$42.97	$31.89	$34.33

Total return	21.35	%(3)	8.13%	(11.33%)	45.44%	(1.48%)	11.22%

Ratios/supplemental data:
Net assets, end of period (millions)	$5,573.2		$5,231.3	$5,799.1	$7,733.6	$6,244.6	$10,274.3

Ratio of expenses to average net assets	0.67	%(4)	0.67%	0.66%	0.65%	0.65%	0.65%

Ratio of net investment income to average net assets	1.09	%(4)	1.15%	0.93%	0.67%	1.28%	1.38%

Portfolio turnover rate	1	%(3)	4%	4%	6%	8%	6%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2024(1)		Year Ended Oct. 31, 2023	Year Ended Oct. 31, 2022	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019

Net asset value, beginning of period	$35.76		$36.70	$50.78	$40.31	$39.68	$38.43

Income (loss) from investment operations:
Net investment income	0.09	(2)	0.18 (2)	0.16 (2)	0.05 (2)	0.16 (2)	0.22
Net realized and unrealized gain (loss) on investments and foreign currency	6.45		3.04	(8.21)	15.72	2.57	1.88

Total from investment operations	6.54		3.22	(8.05)	15.77	2.73	2.10

Less:
Dividends from net investment income	(0.19)		(0.21)	(0.05)	(0.17)	(0.20)	(0.12)
Distributions from net realized gain	(4.69)		(3.95)	(5.98)	(5.13)	(1.90)	(0.73)

Total distributions	(4.88)		(4.16)	(6.03)	(5.30)	(2.10)	(0.85)

Net asset value, end of period	$37.42		$35.76	$36.70	$50.78	$40.31	$39.68

Total return	18.83	%(3)	9.30%	(17.61%)	41.97%	6.83%	5.75%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,231.2		$6,274.9	$6,957.6	$10,168.5	$8,606.4	$12,365.6

Ratio of expenses to average net assets	0.66	%(4)	0.66%	0.65%	0.65%	0.65%	0.64%

Ratio of net investment income to average net assets	0.49	%(4)	0.48%	0.40%	0.10%	0.42%	0.53%

Portfolio turnover rate	2	%(3)	7%	4%	7%	9%	6%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2024(1)		Year Ended Oct. 31, 2023		Year Ended Oct. 31, 2022		Year Ended Oct. 31, 2021		Year Ended Oct. 31, 2020		Year Ended Oct. 31, 2019

Net asset value, beginning of period	$38.40		$38.92		$60.37		$48.07		$43.46		$44.71

Income (loss) from investment operations:
Net investment income (loss)	0.00	(2)(3)	(0.03	)(2)	(0.09	)(2)	(0.22	)(2)	(0.10	)(2)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	7.05		3.42		(15.51)		16.73		7.10		1.72

Total from investment operations	7.05		3.39		(15.60)		16.51		7.00		1.75

Less:
Dividends from net investment income	(0.01)		—		—		—		—		(0.03)
Distributions from net realized gain	(2.37)		(3.91)		(5.85)		(4.21)		(2.39)		(2.97)

Total distributions	(2.38)		(3.91)		(5.85)		(4.21)		(2.39)		(3.00)

Net asset value, end of period	$43.07		$38.40		$38.92		$60.37		$48.07		$43.46

Total return	18.47	%(4)	9.01%		(28.21%)		35.53%		16.52%		4.71%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,826.4		$6,353.4		$6,931.1		$11,735.2		$9,571.4		$9,851.4

Ratio of expenses to average net assets	0.65	%(5)	0.65%		0.65%		0.64%		0.64%		0.63%

Ratio of net investment income (loss) to average net assets	0.01	%(5)	(0.09%)		(0.19%)		(0.39%)		(0.23%)		0.01%

Portfolio turnover rate	4	%(4)	5%		4%		9%		17%		7%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Less than one cent per share.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2024 (Unaudited)

(1) Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting.

(2) Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Funds’ valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Funds take into account all

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Funds did not incur any interest or penalties. As of April 30, 2024, open tax years include the tax years ended October 31, 2020 through October 31, 2023. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

(3) Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2024 were as follows:

Fund	Purchases	Sales
Stock Fund	$78,772,219	$731,541,643
Growth Fund	$128,023,137	$1,364,784,306
Aggressive Growth Fund	$282,376,697	$1,010,131,495

(4) Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –

Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2024. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock	Common Stocks(1)	$5,211,258,316	$253,215,492	$—	$5,464,473,808
Fund	Short-Term Investments	112,298,083	—	—	112,298,083

	Total Investments in Securities	$5,323,556,399	$253,215,492	$—	$5,576,771,891

Growth	Common Stocks(1)	$5,873,014,634	$223,020,159	$—	$6,096,034,793
Fund	Rights(2)	—	—	479,146	479,146
	Short-Term Investments	90,773,278	—	—	90,773,278

	Total Investments in Securities	$5,963,787,912	$223,020,159	$479,146	$6,187,287,217

Aggressive	Common Stocks(1)	$6,501,726,945	$119,755,358	$—	$6,621,482,303
Growth	Rights(2)	—	—	563,816	563,816
Fund	Warrants(3)	—	1,802	—	1,802
	Short-Term Investments	214,802,861	—	—	214,802,861

	Total Investments in Securities	$6,716,529,806	$119,757,160	$563,816	$6,836,850,782

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Health Care
(3)	Materials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2023	$394,995	$356,921
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—

Balance at April 30, 2024	$394,995	$356,921

During the period ended April 30, 2024, the Funds determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

Epizyme, Inc. - CVR (Issue Date 8/15/22)
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2023	$84,151	$206,895
Purchases (Received)	—	—
Sales (Proceeds)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation/Depreciation	—	—

Balance at April 30, 2024	$84,151	$206,895

During the period ended April 30, 2024, the Funds determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

(5) Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2023, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$2,903,361,821	$3,572,140,811	$4,010,755,863

Gross tax unrealized appreciation	2,667,796,492	3,260,412,574	3,368,358,509
Gross tax unrealized depreciation	(333,542,968)	(564,376,407)	(1,006,767,832)

Net tax unrealized appreciation	2,334,253,524	2,696,036,167	2,361,590,677

Undistributed ordinary income	61,393,933	34,731,227	838,596
Undistributed long-term capital gain	471,019,536	791,205,290	380,666,579

Total distributable earnings	532,413,469	825,936,517	381,505,175

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$2,866,666,993	$3,521,972,684	$2,743,095,852

(1)	At October 31, 2023 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

Tax components of dividends paid during the six months ended April 30, 2024 and the year ended October 31, 2023 were as follows:

	April 30, 2024		October 31, 2023
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$72,271,893	$471,020,327	$70,023,060	$553,003,844
Growth Fund	$40,741,870	$791,206,290	$52,353,122	$706,868,338
Aggressive Growth Fund	$2,357,310	$381,661,016	$—	$641,269,952

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2023.

(6) Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the six months ended April 30, 2024, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.

(7) Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2024
Xometry, Inc. - Class A	$53,124,640	$3,591,632	$178,914	$—	$(265,141)	$10,902,149	$67,174,366

Total	$53,124,640	$3,591,632	$178,914	$—	$(265,141)	$10,902,149	$67,174,366

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2024 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2024
Pulmonx Corp.	$32,935,875	$1,107,127	$—	$—	$—	$(4,686,887)	$29,356,115
Rhythm Pharmaceuticals, Inc.	123,983,070	542,239	8,500,898	—	1,926,409	87,363,260	205,314,080
Xencor, Inc.	98,407,239	4,234,851	586,447	—	(550,178)	21,024,045	122,529,510

Total	$255,326,184	$5,884,217	$9,087,345	$—	$1,376,231	$103,700,418	$357,199,705

(8) Other Matters

Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments and may negatively impact the value of each Fund’s investments and lead to losses.

(9) Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2023 through April 30, 2024.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period(1) (11/1/23 to 4/30/24)	Expense Ratio During Period(1) (11/1/23 to 4/30/24)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,213.50	$3.69	0.67%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.53	$3.37	0.67%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,188.30	$3.59	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.58	$3.32	0.66%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,184.70	$3.53	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (182), then divided by the number of days in the fiscal year (366) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Part F of Form N-PORT is also available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Funds’ Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act. The Program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short- and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of PRIMECAP as the Funds’ liquidity risk management program administrator, which is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. PRIMECAP has formed a Liquidity Risk Management Committee (the “LRMC”) to monitor and implement the Program for each Fund. The LRMC consists of representatives from PRIMECAP’s operations, compliance and trading departments. The Trust’s CCO also participates in LRMC Meetings.

At the Funds’ Board Meeting in March 2024, the LRMC presented its annual assessment of the Program using data collected through January 31, 2024. The purpose of the annual assessment of the Program was to assess the effectiveness of the Program’s operations and evaluate each Fund’s liquidity risk profile within the framework of the Program. With respect to each Fund, the report concluded that (i) the Fund should be able to meet reasonably anticipated shareholder redemptions, given the high level of highly liquid investments held by the Fund; (ii) the data received from the Fund’s liquidity data provider is credible and the LRMC has agreed with the liquidity classifications provided by the provider; (iii) the Program is reasonably designed to assess and manage the Fund’s liquidity risk; and (iv) the Program appears to be operating effectively.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 160 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	54
Joel P. Fried	39
Alfred W. Mordecai	27
M. Mohsin Ansari	24
James Marchetti	19

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.primecap.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Joel P. Fried Age: 62	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Alfred W. Mordecai Age: 56	Co-Chief Executive Officer and Trustee	Indefinite; Since 10/12	President, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks Age: 46	Chief Administrative Officer and Secretary	Indefinite; Since 03/11	Vice President, PRIMECAP Management Company; Chief Compliance Officer, PRIMECAP Odyssey Funds, March 2019 - March 2020; Chief Compliance Officer, PRIMECAP Management Company, March 2019-March 2020

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Jennifer Ottosen Age: 64	Chief Compliance Officer, AML Compliance Officer	Indefinite; Since 02/20	Chief Compliance Officer, PRIMECAP Management Company, since March 2020; Senior Compliance Officer, PRIMECAP Management Company, May 2019-March 2020; CCO Dividend Assets Capital, LLC
Julietta Martikyan Age: 40	Chief Financial Officer and Treasurer	Indefinite; Since 12/23	Director of Administration and Compliance, PRIMECAP Management Company, since October 2021; Vice President, U.S. Bank Global Fund Services, February 2010-October 2021

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Elizabeth D. Obershaw Age: 64	Chair of the Board and Trustee	Indefinite; Since 06/08	Consultant; Formerly, Managing Director, Horsley Bridge Partners, an investment advisor (2007-2021)	3	None
Wayne H. Smith Age: 82	Chair of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac Age: 79	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Michael Glazer Age: 83	Trustee	Indefinite; Since 10/19	Retired; Formerly, Partner and Senior Counsel, Morgan, Lewis & Bockius LLP	3	None
Steven Paul Cesinger Age: 61	Trustee	Indefinite; Since 10/23	Global Co-Founder and Chief Capital Officer, Valor Hospitality Partners, a hospitality acquisition, development and management company; Chairman of the Board of Valor Hospitality Holdings, LLC	3	None

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
LeSans Heard Montgomery Age: 56	Trustee	Indefinite; Since 10/23	Licensed Realtor and Real Estate Consultant, RE/MAX Select Realty; Member, Board of Property Assessment Appeals and Review, Allegheny County, Pennsylvania (2020-present); Formerly Principal, Heard’s Tree Service	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each Interested Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) Age: 62	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company	3	None
Alfred W. Mordecai(2) Age: 56	Co-Chief Executive Officer and Trustee	Indefinite; Since 10/23	President, Director, and Portfolio Manager, PRIMECAP Management Company	3	None

(1)

Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

(2)	Messrs. Fried and Mordecai are “interested persons” of the Trust, as defined by the 1940 Act, because of their employment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

ALPS DISTRIBUTORS, INC.

1290 Broadway, Suite 1000

Denver, Colorado 80203

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

601 South Figueroa Street, Suite 900

Los Angeles, California 90017

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officers and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporatedby reference to the Registrant’s Form N-CSR filed July 7, 2022.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	July 1, 2024

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	July 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer
(Principal Executive Officer)

Date	July 1, 2024

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer
(Principal Executive Officer)

Date	July 1, 2024

By	/s/ Julietta Martikyan
Julietta Martikyan, Chief Financial Officer
(Principal Financial Officer)

Date	July 1, 2024